Stock-Based Compensation (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 30, 2020	Oct. 01, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 01, 2022
Stock-Based Compensation (Details) [Line Items]
Share of common stock			1	1
Percentage of aggregate number of outstanding shares of common stock							10.00%
Conversion rate			2.725	2.725
Common stock shares			1	12,944,213
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Share of common stock			1.4	2,308,877	2,293,154
Common stock shares				2,308,877	2,293,154
Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized		150,000
Stock-based awards granted (in Dollars)	$ 325,000
Shares available for future grant		885,693		155,942
Additional shares available for grant			0
2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized						1,294,421
Shares available for future grant			939,969
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			1 year	1 year
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			4 years	4 years
Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting, description			Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				4 years
Vesting percentage				25.00%
Rollover Restricted Stock Units Member
Stock-Based Compensation (Details) [Line Items]
Options, granted			460,706	131,283
Grant date fair value (in Dollars)			$ 1,075,244	$ 834,960
Stock-based compensation expense for RSU awards (in Dollars)				470,878	$ 29,232
Unrecognized stock-based compensation expense related to unvested awards (in Dollars)			$ 457,401	$ 575,100
Unrecognized stock-based compensation expense, estimated period for recognition			2 years 7 months 6 days	2 years 1 month 6 days
Awards vested, but not issued			262,042
Restricted Stock Units (RSUs) [Member] | Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted		460,706
Incentive Stock Options [Member] | Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercisable period			5 years
Incentive Stock Options [Member] | Scenario One [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock			110.00%
Stock Options [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted			354,452
Grant date fair value (in Dollars)			$ 741,766
Unrecognized stock-based compensation expense, estimated period for recognition			3 years 4 months 24 days
Vesting, description			The Company has granted stock options which vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter for grants to officers and employees.
Stock options, maximum term			10 years
Vested shares			13,353
Weighted-average remaining contractual term of stock options			9 years 8 months 12 days
Unrecognized stock-based compensation expense related to unvested stock options (in Dollars)			$ 631,385
Stock Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage			25.00%
Equity Awards [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares			0
Board of Directors Chairman [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock			100.00%
Board of Directors Chairman [Member] | Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			1 year	1 year
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage			25.00%
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Scenario Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			4 years